IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2023
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of year, average, high, and low usage of TD’s portfolio metrics.

TABLE 44:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	2023					2022
	As at	Average	High		Low	As at	Average	High	Low
Interest rate risk	$21.1	$24.9	$44.2		$12.2	$15.3	$21.2	$41.1	$9.8
Credit spread risk	31.5	31.6	41.9		22.5	35.6	23.0	41.0	8.0
Equity risk	6.0	9.4	15.8		5.7	10.6	12.8	24.3	7.8
Foreign exchange risk	2.1	3.5	9.7		1.0	4.8	2.4	7.5	0.6
Commodity risk	2.9	4.8	11.7		2.3	12.1	5.8	13.4	2.9
Idiosyncratic debt specific risk	28.4	33.2	57.2		20.3	60.0	36.8	60.9	17.8

Diversification effect 1	(57.4)	(62.6)	n/m	2	n/m	(69.4)	(56.8)	n/m	n/m
Total Value-at-Risk (one-day)	34.6	44.8	69.6		30.1	69.0	45.2	76.0	21.8
Stressed Value-at-Risk (one-day)	85.5	55.8	85.5		41.5	74.0	77.5	100.0	55.7
Incremental Risk Capital Charge (one-year)	162.0	151.4	195.8		121.7	176.4	260.3	418.8	149.4

1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on the Bank’s EVE and NII. Interest rate floors are applied by currency to the decrease in rates such that they do not exceed expected lower bounds, with the most material currencies set to a floor of
-25 bps.

TABLE 45:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)							As at
	October 31, 2023						October 31, 2022
			EVE Sensitivity	NII Sensitivity 1			EVE Sensitivity	NII Sensitivity 1,2
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(462)	$(1,749)	$(2,211)	$502	$418	$920	$(1,496)	$1,213

100 bps decrease in rates	368	1,231	1,599	(530)	(569)	(1,099)	1,102	(1,381)
1	Represents the twelve-month NII exposure to an immediate and sustained shock in rates.
2
Results are presented inclusive of the interest rate swaps
de-designated
from hedge accounting relationships to mitigate the impacts of interest rate volatility to closing capital of the First Horizon transaction. Since these swaps were pre-existing
hedges which economically hedge the Bank’s
non-trading
market risk, their inclusion had no impact on the year-over-year results. This strategy was discontinued following the announcement on May 4, 2023 by the Bank and First Horizon that they had entered into a mutual agreement to terminate the previously announced merger agreement.

Summary of Liquid Assets by Type and Currency

TABLE 46: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
		October 31, 2023
Cash and central bank reserves	$28,548	$–	$28,548	3%	$506	$28,042
Canadian government obligations	15,214	94,000	109,214	13	67,457	41,757
National Housing Act Mortgage-Backed Securities (NHA MBS)	38,760	–	38,760	4	1,043	37,717
Obligations of provincial governments, public sector entities and multilateral development banks 3	40,697	22,703	63,400	8	31,078	32,322
Corporate issuer obligations	19,507	4,815	24,322	3	4,512	19,810

Equities	10,555	2,288	12,843	1	8,890	3,953
Total Canadian dollar-denominated	153,281	123,806	277,087	32	113,486	163,601
Cash and central bank reserves	66,094	–	66,094	8	180	65,914
U.S. government obligations	72,808	64,449	137,257	16	63,688	73,569
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	80,047	15,838	95,885	11	29,487	66,398
Obligations of other sovereigns, public sector entities and multilateral development banks 3	65,996	54,321	120,317	13	56,652	63,665
Corporate issuer obligations	84,853	9,656	94,509	11	15,228	79,281

Equities	38,501	38,388	76,889	9	47,653	29,236

Total non-Canadian dollar-denominated	408,299	182,652	590,951	68	212,888	378,063
Total	$561,580	$306,458	$868,038	100%	$326,374	$541,664

		October 31, 2022
Cash and central bank reserves	$48,965	$–	$48,965	6%	$628	$48,337
Canadian government obligations	17,133	88,511	105,644	12	68,175	37,469
NHA MBS	28,650	157	28,807	3	1,161	27,646
Obligations of provincial governments, public sector entities and multilateral development banks 3	38,099	23,907	62,006	7	33,364	28,642
Corporate issuer obligations	11,657	4,935	16,592	2	3,659	12,933

Equities	12,746	4,602	17,348	2	13,497	3,851
Total Canadian dollar-denominated	157,250	122,112	279,362	32	120,484	158,878
Cash and central bank reserves	84,777	–	84,777	10	–	84,777
U.S. government obligations	86,611	54,614	141,225	16	47,518	93,707
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	92,793	7,924	100,717	11	21,660	79,057
Obligations of other sovereigns, public sector entities and multilateral development banks 3	66,278	53,515	119,793	14	48,079	71,714
Corporate issuer obligations	96,971	4,620	101,591	11	11,378	90,213

Equities	25,665	32,006	57,671	6	42,347	15,324

Total non-Canadian dollar-denominated	453,095	152,679	605,774	68	170,982	434,792
Total	$610,345	$274,791	$885,136	100%	$291,466	$593,670

1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Total unencumbered liquid assets decreased by $52 billion from October 31, 2022 largely as a result of lower deposit balances in the U.S.
Retail segment. Unencumbered liquid assets held in The Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches are summarized in the following table.

TABLE 47: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	October 31 2023	October 31 2022
The Toronto-Dominion Bank (Parent)	$205,408	$207,177
Bank subsidiaries	291,915	330,063

Foreign branches	44,341	56,430
Total	$541,664	$593,670

Summary of Deposit Funding	The following table illustrates the Bank’s base of personal and commercial, wealth, and Schwab sweep deposits (collectively, “P&C deposits”) that make up approximately 70% (2022 – 70%) of the Bank’s total funding.

TABLE 55:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)	As at
	October 31, 2023	October 31, 2022
P&C deposits – Canadian	$529,078	$525,294

P&C deposits – U.S. 1	446,355	493,223
Total	$975,433	$1,018,517

1	P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity

TABLE 58:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	October 31, 2023
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$6,721	$–	$–	$–	$–	$–	$–	$–	$–	$6,721
Interest-bearing deposits with banks	51,021	559	–	–	–	–	–	–	46,768	98,348
Trading loans, securities, and other 1	4,328	6,329	5,170	3,008	4,569	13,226	27,298	25,677	62,485	152,090
Non-trading financial assets at fair value through profit or loss	–	–	354	1,538	199	1,664	828	1,351	1,406	7,340
Derivatives	10,145	10,437	5,246	4,244	3,255	11,724	25,910	16,421	–	87,382
Financial assets designated at fair value through profit or loss	374	496	375	695	324	838	1,470	1,246	–	5,818
Financial assets at fair value through other comprehensive income	745	2,190	1,200	5,085	2,223	9,117	15,946	29,845	3,514	69,865
Debt securities at amortized cost, net of allowance for credit losses	1,221	4,020	4,073	16,218	3,480	22,339	116,165	140,502	(2)	308,016
Securities purchased under reverse repurchase agreements 2	96,372	23,939	25,127	5,082	4,148	3,539	1,083	43,281	1,762	204,333
Loans
Residential mortgages	1,603	2,616	5,860	10,575	14,181	57,254	168,475	59,733	44	320,341
Consumer instalment and other personal	894	1,580	2,334	3,830	5,974	27,166	85,487	34,183	56,106	217,554
Credit card	–	–	–	–	–	–	–	–	38,660	38,660

Business and government	37,656	10,058	13,850	14,886	16,964	42,460	96,952	67,190	26,512	326,528

Total loans	40,153	14,254	22,044	29,291	37,119	126,880	350,914	161,106	121,322	903,083

Allowance for loan losses	–	–	–	–	–	–	–	–	(7,136)	(7,136)

Loans, net of allowance for loan losses	40,153	14,254	22,044	29,291	37,119	126,880	350,914	161,106	114,186	895,947
Customers’ liability under acceptances	14,804	2,760	5	–	–	–	–	–	–	17,569
Investment in Schwab	–	–	–	–	–	–	–	–	8,907	8,907
Goodwill 3	–	–	–	–	–	–	–	–	18,602	18,602
Other intangibles 3	–	–	–	–	–	–	–	–	2,771	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets 3	–	8	6	8	14	79	573	3,153	5,593	9,434
Deferred tax assets	–	–	–	–	–	–	–	–	3,960	3,960
Amounts receivable from brokers, dealers, and clients	30,181	–	–	–	–	–	–	–	235	30,416

Other assets	5,282	1,877	5,627	215	202	155	157	64	15,926	29,505
Total assets	$261,347	$66,869	$69,227	$65,384	$55,533	$189,561	$540,344	$422,646	$286,113	$1,957,024

Liabilities
Trading deposits	$1,272	$1,684	$5,278	$4,029	$4,153	$6,510	$6,712	$1,342	$–	$30,980
Derivatives	9,068	9,236	4,560	3,875	2,559	8,345	16,589	17,408	–	71,640
Securitization liabilities at fair value	2	498	345	1,215	391	1,651	6,945	3,375	–	14,422
Financial liabilities designated at fair value through profit or loss	48,197	30,477	37,961	42,792	32,473	112	–	–	118	192,130
Deposits 4,5
Personal	6,044	19,095	22,387	14,164	19,525	17,268	20,328	51	507,734	626,596
Banks	19,608	68	29	–	–	–	4	1	11,515	31,225

Business and government	25,663	16,407	24,487	11,819	9,658	33,723	74,300	19,652	324,660	540,369

Total deposits	51,315	35,570	46,903	25,983	29,183	50,991	94,632	19,704	843,909	1,198,190
Acceptances	14,804	2,760	5	–	–	–	–	–	–	17,569
Obligations related to securities sold short 1	135	1,566	1,336	1,603	1,309	5,471	19,991	11,971	1,279	44,661
Obligations related to securities sold under repurchase agreements 2	95,102	10,225	7,255	1,185	1,335	6,083	746	43,089	1,834	166,854
Securitization liabilities at amortized cost	–	526	355	1,073	703	2,180	4,956	2,917	–	12,710
Amounts payable to brokers, dealers, and clients	30,248	–	–	–	–	–	–	–	624	30,872
Insurance-related liabilities	328	408	437	344	329	928	1,369	613	2,849	7,605
Other liabilities	11,943	9,845	7,995	1,294	1,198	918	1,980	4,226	8,265	47,664

Subordinated notes and debentures	–	–	–	–	–	196	–	9,424	–	9,620

Equity	–	–	–	–	–	–	–	–	112,107	112,107
Total liabilities and equity	$262,414	$102,795	$112,430	$83,393	$73,633	$83,385	$153,920	$114,069	$970,985	$1,957,024
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$22,242	$24,178	$26,399	$21,450	$22,088	$47,826	$166,891	$5,265	$1,487	$337,826
Other commitments 8	109	279	214	197	204	889	1,364	424	73	3,753

Unconsolidated structured entity commitments	–	836	3	239	95	729	–	–	–	1,902
Total off-balance sheet commitments	$22,351	$25,293	$26,616	$21,886	$22,387	$49,444	$168,255	$5,689	$1,560	$343,481

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $
57
 billion of covered bonds with remaining contractual maturities of $
6
 billion in ‘over 3 months to 6 months’, $
3
 billion in ‘over 6 months to 9 months’, $1 billion in ‘over 9 months to 1 year’, $
12

billion in ‘over 1 to 2 years’, $
31
 billion in ‘over 2 to 5 years’, and $4 billion in ‘over 5 years’.

6	Includes $ 573 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE 58:  REMAINING CONTRACTUAL MATURITY
(continued)

(millions of Canadian dollars)	As at

	October 31, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$8,556	$–	$–	$–	$–	$–	$–	$–	$–	$8,556
Interest-bearing deposits with banks	135,855	197	143	–	–	–	–	–	1,099	137,294
Trading loans, securities, and other 1	4,601	4,876	5,310	4,477	4,055	12,910	23,057	23,051	61,389	143,726
Non-trading financial assets at fair value through profit or loss	111	–	222	685	–	4,071	2,475	2,133	1,249	10,946
Derivatives	14,436	16,306	7,870	5,155	4,575	10,622	26,319	18,590	–	103,873
Financial assets designated at fair value through profit or loss	229	777	235	391	243	610	1,345	1,209	–	5,039
Financial assets at fair value through other comprehensive income	2,117	2,401	1,531	3,367	1,712	6,415	20,091	28,721	3,320	69,675
Debt securities at amortized cost, net of allowance for credit losses	2,333	3,607	7,082	14,706	4,678	29,069	106,919	174,381	(1)	342,774
Securities purchased under reverse repurchase agreements 2	113,845	15,050	17,977	9,745	3,240	310	–	–	–	160,167
Loans
Residential mortgages	672	2,327	5,585	9,122	9,115	34,909	181,763	50,431	–	293,924
Consumer instalment and other personal	543	1,027	2,480	4,002	3,430	19,635	88,071	30,056	56,908	206,152
Credit card	–	–	–	–	–	–	–	–	36,010	36,010

Business and government	33,836	7,398	10,693	10,854	14,245	33,366	89,367	68,078	33,552	301,389

Total loans	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	126,470	837,475

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,432)	(6,432)

Loans, net of allowance for loan losses	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	120,038	831,043
Customers’ liability under acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Investment in Schwab	–	–	–	–	–	–	–	–	8,088	8,088
Goodwill 3	–	–	–	–	–	–	–	–	17,656	17,656
Other intangibles 3	–	–	–	–	–	–	–	–	2,303	2,303
Land, buildings, equipment, other depreciable assets, and right-of-use assets 3	–	–	2	2	2	36	525	3,462	5,371	9,400
Deferred tax assets	–	–	–	–	–	–	–	–	2,193	2,193
Amounts receivable from brokers, dealers, and clients	19,719	41	–	–	–	–	–	–	–	19,760

Other assets	4,726	1,262	6,537	232	274	74	57	72	12,068	25,302
Total assets	$357,581	$58,981	$65,683	$62,741	$45,569	$152,027	$539,989	$400,184	$234,773	$1,917,528

Liabilities
Trading deposits	$4,038	$2,227	$4,390	$1,740	$1,758	$4,181	$4,136	$1,335	$–	$23,805
Derivatives	12,560	16,189	8,764	5,230	3,531	9,413	18,116	17,330	–	91,133
Securitization liabilities at fair value	36	1,245	216	447	899	2,357	4,675	2,737	–	12,612
Financial liabilities designated at fair value through profit or loss	18,718	21,893	52,501	45,442	23,331	805	96	–	–	162,786
Deposits 4,5
Personal	4,551	6,872	10,173	10,394	11,801	12,801	13,038	31	591,177	660,838
Banks	22,153	453	51	–	13	–	3	3	15,587	38,263

Business and government	34,236	17,779	10,095	17,173	8,234	26,060	63,392	13,167	340,733	530,869

Total deposits	60,940	25,104	20,319	27,567	20,048	38,861	76,433	13,201	947,497	1,229,970
Acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Obligations related to securities sold short 1	1,418	2,125	1,611	1,257	1,312	6,691	15,015	13,146	2,930	45,505
Obligations related to securities sold under repurchase agreements 2	118,278	6,553	2,382	545	188	78	–	–	–	128,024
Securitization liabilities at amortized cost	–	595	390	609	1,812	2,724	5,730	3,212	–	15,072
Amounts payable to brokers, dealers, and clients	25,155	40	–	–	–	–	–	–	–	25,195
Insurance-related liabilities	146	296	439	439	481	947	1,482	645	2,593	7,468
Other liabilities	14,587	2,417	2,006	1,050	761	1,725	1,136	4,660	5,210	33,552

Subordinated notes and debentures	–	–	–	–	–	–	200	11,090	–	11,290

Equity	–	–	–	–	–	–	–	–	111,383	111,383
Total liabilities and equity	$271,878	$82,396	$93,034	$84,329	$54,121	$67,782	$127,019	$67,356	$1,069,613	$1,917,528
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$19,249	$22,494	$22,536	$19,326	$18,060	$41,357	$140,699	$4,882	$1,461	$290,064
Other commitments 8	87	208	177	234	205	549	1,316	365	7	3,148

Unconsolidated structured entity commitments	–	126	18	204	–	1,233	510	–	–	2,091
Total off-balance sheet commitments	$19,336	$22,828	$22,731	$19,764	$18,265	$43,139	$142,525	$5,247	$1,468	$295,303

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $
34
 billion of covered bonds with remaining contractual maturities of $
2
 billion in ‘over 1 month to 3 months’, $
5
 billion in ‘over 3 months to 6 months’, $
1
 billion in ‘over 6 months to 9 months’, $
5
 billion in ‘over 1 to 2 years’, $
21
 billion in ‘over 2 to 5 years’.

6	Includes $ 502 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

Borrower risk rating [member]
Statement [Line Items]
Schedule of Probability Of Default Risk Ranges
The following table maps PD ranges to risk levels:

Risk Assessment	PD Segment	PD Range
Low Risk	1	0.00 to 0.15%
Normal Risk	2 3	0.16 to 0.41 0.42 to 1.10
Medium Risk	4 5	1.11 to 2.93 2.94 to 4.74
High Risk	6 7 8	4.75 to 7.59 7.60 to 18.24 18.25 to 99.99
Default	9	100.00

Schedule of BRR Scale Aligned to External Ratings	TD’s
21-point
BRR scale broadly aligns to external ratings as follows:

Description	Rating Category	Standard & Poor’s	Moody’s Investor Services
Investment grade	0 to 1C	AAA to AA-	Aaa to Aa3
	2A to 2C	A+ to A-	A1 to A3
	3A to 3C	BBB+ to BBB-	Baa1 to Baa3
Non-investment grade	4A to 4C	BB+ to BB-	Ba1 to Ba3
	5A to 5C	B+ to B-	B1 to B3
Watch and classified	6 to 8	CCC+ to CC and below	Caa1 to Ca and below
Impaired/default	9A to 9B	Default	Default